INTANGIBLE ASSETS, NET - Schedule of Intangible assets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Finite-lived intangible asset:
Software	¥ 10,685,216	$ 1,463,869	¥ 10,685,216
Less: Accumulated amortization	(6,351,102)	(870,098)	(5,403,527)
Total finite-lived intangible asset	4,334,114	593,771	5,281,689
Indefinite-lived intangible asset:
License	43,091,503	5,903,512	43,091,503
Total infinite-lived intangible asset	43,091,503	5,903,512	43,091,503
Total intangible asset	¥ 47,425,617	$ 6,497,283	¥ 48,373,192